Oil and gas reserves information: (Details 2)	12 Months Ended
	Jun. 30, 2014 Proved developed reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2013 Proved developed reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2014 Proved developed reserves Oil (Bbls) bbl	Jun. 30, 2013 Proved developed reserves Oil (Bbls) bbl	Jun. 30, 2014 Proved developed reserves Natural Gas Liquids (Bbls) bbl	Jun. 30, 2013 Proved developed reserves Natural Gas Liquids (Bbls) bbl	Jun. 30, 2014 Proved undeveloped reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2013 Proved undeveloped reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2012 Proved undeveloped reserves Natural Gas (Mcfs) Mcf	Jun. 30, 2014 Proved undeveloped reserves Oil (Bbls) bbl	Jun. 30, 2013 Proved undeveloped reserves Oil (Bbls) bbl	Jun. 30, 2012 Proved undeveloped reserves Oil (Bbls) bbl	Jun. 30, 2014 Proved undeveloped reserves Natural Gas Liquids (Bbls) bbl	Jun. 30, 2013 Proved undeveloped reserves Natural Gas Liquids (Bbls) bbl	Jun. 30, 2012 Proved undeveloped reserves Natural Gas Liquids (Bbls) bbl
Proved developed and undeveloped reserves:
Beginning of year	4,899,388	3,982,265	1,835	443	11,205	35	36,180,887	28,092,172	19,357,720	466,926	393,673	427,190	893,884	1,624,269	1,313,531
End of year	90,342,158	4,899,388	54,761	1,835	9,117	11,205	36,180,887	28,092,172	19,357,720	466,926	393,673	427,190	893,884	1,624,269	1,313,531
Commodity price	4.01	3.62	97.51	85.13	47.66	54.99